FINANCING PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Financing Payable
FINANCING PAYABLE

NOTE 5 – FINANCING PAYABLE

On December 16, 2024, the Company entered into a financing arrangement for an insurance policy. The Company financed $663,582 of the insurance premiums with an interest rate of 7.5%. The Company is required to make 10 payments of $68,642 with the first payment being due on January 16, 2025. During the nine months ended September 30, 2025, the company made nine payments totaling $617,913, of which $596,386 was principal and $21,527 was interest. As of September 30, 2025 and December 31, 2024, the balance of this financing arrangement was $67,196 and $663,582, respectively

NOTE 5 – FINANCING PAYABLE

On December 16, 2024, the Company entered into a financing arrangement for an insurance policy. The Company financed $663,582 of the insurance premiums with an interest rate of 7.5%. The Company is required to make 10 payments of $68,642 with the first payment being due on January 16, 2025. As of December 31, 2024 and 2023, the balance of this financing arrangement was $663,582 and $0, respectively